Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 286,954		¥ 279,154
Less: Accumulated amortization	(67,976)		(35,227)
Intangible assets, net	218,978	$ 31,849	243,927
Student Base
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	104,854		97,054
Trademarks
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	172,400		172,400
Relationship with Partnership School
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	5,300		5,300
Franchise Agreement
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 4,400		¥ 4,400